Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information - Schedule of Income Taxes Paid, Net of Income Taxes Received (Details) [Line Items]
Income taxes paid	$ (68,612)	$ (67,342)	$ (98,787)
Income taxes received	8,102	501	644
Income taxes paid, net of income tax received	$ (60,510)	$ (66,841)	$ (98,143)